PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of detail of provisions

The following tables show the detail of the provisions:

As of December 31, 2022

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2022	35,815	15,340	31,111	204,655	1,096	288,017
Net provisions recognized during the period	18,958	92,739	(14,716)	48,727	1,666	147,374
Provisions used during the period	(8,863)	(23,082)	-	-	-	(31,945)
Translation adjustment	(1,733)	-	106	12,023	-	10,396
Effect of discounted cash flows	3,400	-	-	-	-	3,400
Final balance at December 31, 2022	47,577	84,997	16,501	265,405	2,762	417,242
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,002.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2021

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments	contracts	Total
In millions of COP
Balance at January 1, 2021	35,640	2,399	23,035	285,198	325	346,597
Net provisions recognized during the period	4,253	13,441	7,976	(92,567)	771	(66,126)
Provisions used during the period	(5,587)	(500)	-	-	-	(6,087)
Translation adjustment	158	-	100	12,024	-	12,282
Effect of discounted cash flows	1,351	-	-	-	-	1,351
Final balance at December 31, 2021	35,815	15,340	31,111	204,655	1,096	288,017
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.

Schedule of provisions of financial guarantees and loan commitments

The following table shows the changes in the provision for financial guarantees and loan commitments:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2022	135,173	59,777	40,816	235,766
Transfers	(67,422)	29,026	3,585	(34,811)
Transfer to stage 1	(35,635)	(52,998)	(21,134)	(109,767)
Transfer to stage 2	(26,264)	98,422	(16,183)	55,975
Transfer to stage 3	(5,523)	(16,398)	40,902	18,981
Provisions recognized during the period	256,849	27,618	19,894	304,361
Provisions reversed during the period	(174,416)	(38,657)	(22,466)	(235,539)
Translation adjustment	7,188	4,847	94	12,129
Balance at December 31, 2022	157,372	82,611	41,923	281,906

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2021	192,597	75,135	40,501	308,233
Transfers	(77,194)	3,221	42,737	(31,236)
Transfer to stage 1	(45,706)	(65,020)	(15,063)	(125,789)
Transfer to stage 2	(23,860)	87,990	(16,801)	47,329
Transfer to stage 3	(7,628)	(19,749)	74,601	47,224
Provisions recognized during the period	241,953	32,694	59,949	334,596
Provisions reversed during the period	(229,798)	(55,735)	(102,418)	(387,951)
Translation adjustment	7,615	4,462	47	12,124
Balance at December 31, 2021	135,173	59,777	40,816	235,766

Schedule of commitments

As of December 31, 2022

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	757,658
Guarantees greater than 1 month and up to 3 months	1,286,137
Guarantees greater than 3 months and up to 1 years	5,695,172
Guarantees greater than 1 year and up to 3 years(1)	3,660,806
Guarantees greater than 3 years and up to 5 years(1)	134,611
Guarantees greater than 5 years(2)	90,530
Total	11,624,914
(1)	Mainly due to the opening of operations with the following economic sectors: private, energy, financial, among others.
(2)	Mainly due to the change in the duration of a guarantee in the private sector.

As of December 31, 2021

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	620,120
Guarantees greater than 1 month and up to 3 months	1,051,714
Guarantees greater than 3 months and up to 1 years (1)	5,616,089
Guarantees greater than 1 year and up to 3 years (2)	1,513,774
Guarantees greater than 3 years and up to 5 years	84,273
Guarantees greater than 5 years	150,494
Total	9,036,464
(1)	Mainly due to the change in duration for COP 2,505,284 and the opening of guarantees for COP 880,388 that expire in 2022, with the following economic sectors: Energy services and the private sector.
(2)	Mainly due to the change in duration for COP 3,056,310 and the opening of guarantees for COP 812,403 that expire in 2022, with the economic sector of financial services.

Schedule of contingencies

As of December 31, 2022

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	10,455,243	16	12,260	-	-	-	10,467,503	16
Acceptable risk	> 3.11% - 11.15%	870,154	53	177,050	2	-	-	1,047,204	55
Appreciable risk	> 11.15% - 72.75%	74,329	2	12,930	2	307	-	87,566	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	22,641	16,426	22,641	16,426
Total		11,399,726	71	202,240	4	22,948	16,426	11,624,914	16,501

As of December 31, 2021

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	8,638,607	15	31,477	2	-	-	8,670,084	17
Acceptable risk	> 3.11% - 11.15%	189,644	18	30,634	1	-	-	220,278	19
Appreciable risk	> 11.15% - 72.75%	434	-	-	-	-	-	434	-
Significant risk	> 72.75% - 89.89%	-	-	-	-	140,520	30,748	140,520	30,748
Bad risk	> 89.89% - 100%	-	-	4,206	11	942	316	5,148	327
Total		8,828,685	33	66,317	14	141,462	31,064	9,036,464	31,111